Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Realized gain on investments	$ (8.1)	$ (4.6)
Gain on sale of intangible asset	0.0	(7.0)
Unrealized gain on equity securities	(5.7)	(6.1)
Other	(4.4)	4.1
Total other income	$ (18.2)	$ (13.6)